Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares Participant) (Vanguard Intermediate-Term Government Bond Index F, Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Annual Total Return
2013	(2.74%)
2012	2.63%
2011	9.66%